COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Employment Agreements

Changes in Management Compensation

Pursuant to the SPAs, the following changes in management compensation were implemented at Closing:

1.	Each of Albert Mitrani, Dr. Maria Ines Mitrani and Ian Bothwell entered into an amendment to their respective employment agreements providing for (a) setting their respective base salaries at $300,000 per annum; (b) limits on cell phone, automobile and other monthly allowances; (b) elimination of any compensation associated with commissions, fixed bonus, increases to base salary (based on revenue milestones), and/or tax make-whole provisions associated with equity grants; and (c) deletion of change in control provisions.

2.	Albert Mitrani and Dr. Maria Ines Mitrani each waived all accrued but unpaid compensation, except for two unpaid base salary payments outstanding as of July 31, 2022. The Company, Albert Mitrani and Dr. Maria Ines Mitrani also agreed to terminate the leases with Mariluna LLC for use of Albert Mitrani’s and Mari Mitrani’s Miami, FL and Aspen, Colorado homes, retroactive to July 13, 2022. The Company wrote off the related ROU asset and lease liability as of the Closing Date.

3.	Ian Bothwell waived all unpaid and accrued compensation except for four unpaid base salary payments outstanding as of July 31, 2022, in exchange for ten-year warrants to purchase 30,000,000 Shares at an exercise price of $0.02 per Share, exercisable on a “cashless basis” and a cash payment of $50,000 at Closing. The Company and Mr. Bothwell agreed that rental and other office costs associated with the California office currently used by him will not be reimbursed after October 31, 2022.

4.	Dr. George Shapiro terminated his consulting arrangement with the Company and waived all unpaid consulting fee obligations in exchange for ten-year warrants to purchase 3,150,000 Shares at an exercise price of $0.02 per Share, exercisable on a “cashless basis.”

5.	The Company and each of its directors agreed to terminate all awards granted under the Company’s Management and Consultant Performance Plan.

Term Sheet – Acting CEO

On July 21, 2022 (“Effective Date”), Matthew Sinnreich was appointed by the Board of Directors to the position of Chief Operating Officer and Acting Chief Executive Officer.

On the Effective Date, Organicell and Mr. Sinnreich entered into a term sheet (the “Term Sheet”) setting forth in principle the terms of Mr. Sinnreich’s employment agreement with and compensation by the Company. Except with respect to the signing bonus described below, the Term Sheet is subject to the negotiation and execution of a definitive employment agreement embodying the provisions of the Term Sheet, as well as customary terms and conditions for an executive employment agreement (the “Employment Agreement”). The parties agreed to use their respective commercial best efforts to negotiate and execute the Employment Agreement.

The Term Sheet provides that as an inducement for Mr. Sinnreich to join the Company, within five (5) days of the Effective Date, he will be issued 10,000,000 shares of restricted common stock and ten-year warrants to purchase 40,000,000 shares at a price of $0.034 per share, exercisable on a “cashless” basis. The foregoing shares and warrants vest immediately upon issuance.

The Employment Agreement will provide for an initial two-year term commencing on the Effective Date (the “Initial Term”), which will automatically renew for successive one-year terms (each a “Renewal Term,” and together with the Initial Term, the “Term”), unless terminated by either party upon not less than ninety (90) days’ prior written notice given before the expiration of the Initial Term or a Renewal Term, or earlier terminated as provided for therein.

During the first year of the Initial Term, Mr. Sinnreich will be compensated by the issuance of 24,000,000 shares of Organicell’s common stock, which shall vest in equal monthly installments of 2,000,000 shares each. During the second year of the Initial Term, Mr. Sinnreich will be entitled to receive a base salary of $25,000 per month, payable in cash of shares of Organicell’s common stock, at his election.

The Employment Agreement will provide that Mr. Sinnreich will be entitled to receive a bonus payment of $150,000, if and when during the Term, the Company generates $10,000,000 in funding from an equity line of credit arrangement that may be implemented by the Company in the future. In addition, Mr. Sinnreich will be entitled to receive an award of 15,000,000 shares of common stock if any of the following milestones are achieved during the Term and the twelve-month period thereafter (provided the Employment Agreement and Mr. Sinnreich’s employment thereunder is terminated by the Company without cause).

1.	The Company first obtains market capitalization of $1.0 billion for a three-month consecutive period.

2.	The Company first obtains market capitalization of $2.0 billion for a three-month consecutive period.

3.	The Company first obtains market capitalization of $5.0 billion for a three-month consecutive period.

4.	The Company first obtains market capitalization of $10.0 billion for a three-month consecutive period

The offer and sale of the above referenced securities were and will be issued in private transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), in reliance on exemptions afforded by Section 4(a)(2) of the Securities Act and the rules and regulations promulgated thereunder.

As the Employment Agreement does not provide for cash compensation and in light of Mr. Sinnreich’s efforts in implementing the Company’s recent corporate restructuring and advancing its clinical trials, on September 7, 2022, the board of directors of the Company awarded Mr. Sinnreich a one-time payment of $200,000 and agreed to reimburse him for up to $100,000 in out-of-pocket expenses incurred by him in connection with services rendered to the Company, subject to submission of documentation for such expenses in accordance with the Company’s expense reimbursement policies.

Preparation of IRB, Pre-IND, IND Protocols for Clinical Applications and Clinical Trial Initiation and Monitoring:

In connection with the Company’s ongoing research and development efforts and the Company’s efforts to meet compliance with current and anticipated United States Food and Drug Administration (“FDA”) regulations expected to be enforced beginning in May 2021 pertaining to marketing traditional biologics and human cells, tissues and cellular and tissue based products that fall under Section 351 of the Public Health Services Act (“HCT/Ps”), the Company has applied for and received Investigation New Drug (“IND”) approval from the FDA to commence clinical trials in connection with the use of the Company’s products and related treatment protocols for specific indications. The ability to successfully complete the above efforts will be dependent on the actual outcomes in connection with the use of the Company’s products and related treatment protocols for each clinical trial, the Company’s ability to timely enroll patients and fund the required payments and complete the applicable clinical trials, which is subject to available working capital generated from operations, financing arrangements with the third-party vendors involved in the studies and/or from additional debt and/or equity financings as well as the ultimate approval from the FDA.

New CRO Agreements

During August 2021, October 2021, and December 2021, the Company entered into agreements with a new CRO to provide ongoing clinical research and related services in connection with three of the Company’s approved clinical research trials (“New CRO Agreements”). In connection with the New CRO Agreements, the Company is obligated to make aggregate payments to the CRO of approximately $1,700,000 plus estimated aggregate pass-through costs and other third-party direct costs of approximately $565,000 as well as site and patient related costs. The Company is obligated to make the CRO payments in equal monthly installments over the term of the clinical trial beginning on the commencement of the work by the CRO in connection with the applicable clinical trial and the payments for the pass-through costs and other third-party direct costs as well as site and patient related costs are paid in accordance with completion of agreed upon milestones. As of July 31, 2022, the Company has been billed a total of approximately $583,600 in connection with the New CRO Agreements of which approximately $408,400 was outstanding as of July 31, 2022.

Contingent Convertible Obligations Into Equity Securities

Obligations Due Under Executive Employment Agreements

Beginning July 1, 2020, at the sole option of the Executive, any portion of unpaid Original Base Salary for periods after January 1, 2020, including unpaid bonus salary, may be converted by Executive into common stock at a conversion rate equal to the average trading price during the month in which the accrued salary pertains. For any unpaid Original Base Salary that existed prior to January 1, 2020, including unpaid bonus salary, the amounts may be converted at a conversion price using the closing trading price of the stock on the last trading day in December 2019.

As of July 31, 2022, there was approximately $721,000 of unpaid Original Base Salary and Incremental Salary related to the period prior to December 31, 2019 and approximately $1,388,000 of unpaid Original Base Salary and Incremental Salary related to the period January 1, 2020 through July 31, 2022, that could be converted in the future into approximately 61,967,000 shares of common stock (weighted average conversion price of $0.034 per share).

In connection with the Closing, the Company and each of the Executives agreed to forego their unpaid Original Base Salary and Incremental Salary (see “Changes in Management Compensation” above).

Legal Matters

SEC Matter

On June 17, 2021, Organicell received a subpoena dated June 14, 2021, from the Atlanta Regional Office of the SEC requiring the production of certain documents and communications in connection with the treatment and results of various COVID-19 patients, as discussed in the Company’s Current Reports on Form 8-K filed with the SEC during the period from May 27, 2020 through May 11, 2021. The Company is fully cooperating with the SEC’s investigation and believes that it will be able to provide all of the information requested by the SEC. The Company can make no assurances as to the time or resources that will need to be devoted to this investigation or its final outcome, or the impact, if any, of this investigation or any proceedings on the Company’s current business, financial condition, results of operations, cash flows, or the Company’s future operations.

LAE International Consulting

On August 17, 2021, the Company was served with a summons and complaint by LAE International Consulting, LLC (“LAE”), in the case styled LAE International Consulting, LLC v. Organicell Regenerative Medicine, Inc. et al., Case No. 2021-018461-CA-01 (In the Circuit Court of the 11th Judicial Circuit in and for Miami Dade County, Florida) (the “Lawsuit”). Albert Mitrani, Mari Mitrani and Ian Bothwell (the “Individual Defendants”) were also named as defendants in the Lawsuit. In the Lawsuit, LAE alleges breach of contract, unjust enrichment, violation of Florida’s Unfair and Deceptive Trade Practices Act, breach of obligation of good faith and fair dealing, negligent misrepresentation and fraudulent misrepresentation in connection with a prior consulting agreement entered into between the Company and LAE. During April 2022 the Lawsuit was settled whereby the Company agreed to pay LAE $45,000 in cash and 2,000,000 shares of restricted common stock of the Company.

Daniel Pepock and Tracy Yourke

The Company terminated sales representatives Daniel Pepock (“Pepock”) and Tracy Yourke (“Yourke”) effective June 30, 2022.

On June 6, 2022, Pepock filed a Complaint against Organicell Regenerative Medicine, Inc. (“Organicell”) in the Court of Common Pleas of Westmoreland County, Pennsylvania. Organicell removed the case to the United States District Court for the Western District of Pennsylvania, and on July 15, 2022 Mr. Pepock filed an Amended Complaint asserting two counts.

Count I alleges a claim for “Breach of Employment Agreement, including Violation of the Pennsylvania Wage Payment and Collection Law.” Mr. Pepock alleges that Organicell (i) failed to pay him certain wages in timely manner; (ii) failed to pay him commissions allegedly due; (iii) failed to pay him a severance benefit allegedly due; and (iv) improperly paid him as a 1099 “independent contractor” rather than a W-2 employee for the time period of January 1, 2020 through July 31, 2021. Mr. Pepock sought damages of $235,000 in compensation, plus compensation for alleged increased tax rates and decreased Social Security contributions, liquidated damages, costs of litigation including reasonable attorney fees and witness fees, interest on the judgment, plus any other relief the Court deems proper.

Count II alleges a claim for “Fair Labor Standards Act Retaliatory Discharge. Mr. Pepock alleged that he was unlawfully terminated in retaliation for filing a complaint about unpaid wages and sought damages in an unidentified amount of lost wage compensation, back pay, front pay, liquidated damages, compensation for pain and suffering and other non-economic damages, punitive damages, costs of litigation including reasonable attorney fees and witness fees, interest on the judgment, plus any other relief the Court deems proper.

On June 27, 2022, Ms. Yourke filed a complaint against Organicell in the State of Michigan, 6th Judicial Circuit, County of Oakland. Organicell removed the case to the United States District Court for the Eastern District of Michigan, Southern Division, and on August 10, 2022 Ms. Yourke filed an Amended Complaint asserting three counts.

Counts I and II alleged claims for “Breach of Employment Agreement and Violation of Michigan Sales Representative Commission Act. Ms. Yourke alleged that Organicell (i) failed to pay her certain wages in timely manner; (ii) failed to pay her commissions allegedly due; (iii) failed to pay her a severance benefit allegedly due; and (iv) improperly treated her as a 1099 “independent contractor” rather than a W-2 employee for the time period of January 1, 2020 through July 31, 2021, April 16-30, 2022, and May 1, 2022 through June 30, 2022. Ms. Yourke sought an unidentified amount of damages in the form of compensation, commissions, treble damages, plus compensation for an alleged increased tax rates and increased Social Security contributions, costs of litigation, including actual attorney fees and witness fees, interest on the judgment, plus any other legal and equitable relief that the Court deems proper.

Count III alleged a claim for “Fair Labor Standards Act Retaliatory Discharge. Ms. Yourke alleged that she was unlawfully terminated in retaliation for filing a complaint about unpaid wages and sought damages in an unidentified amount of lost wage compensation, back pay, front pay, liquidated damages, compensation for pain and suffering and other non-economic damages, punitive damages, costs of litigation including reasonable attorney fees and witness fees, interest on the judgment, plus any other relief the Court deems proper.

As of July 31, 2022, all past due wages to Pepock and Yourke were paid.

Mr. Pepock’s action against Organicell was designated for placement into the United States District Court’s Alternative Dispute Resolution program and the Parties agreed to mediate. On August 22, 2022, Mr. Pepock, Ms. Yourke and Organicell agreed to a material settlement term sheet (“Settlement”) which provided for the resolution and full settlement and release of all claims among the parties and for the Company to buy back all of the shares of common stock of the Company issued to and owned by Mr. Pepock and Ms. Yourke at the time of the Settlement (represented by Mr. Pepock and Ms. Yourke to be in excess of 24,800,000 shares) in exchange for a payment by the Company of $500,000. In addition, the Company agreed to release Mr. Pepock and Ms. Yourke from their non-compete restrictions upon the execution of a Settlement Agreement and Mutual General Release. The Settlement relates to disputed claims and nothing therein shall be construed as an admission of liability or wrongdoing by the Company or any other party.

Other

In addition to the foregoing, from time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in any such matter may harm our business.

NOTE 12 – COMMITMENTS AND CONTINGENCIES

The description of Mr. Mitrani’s, Dr. Mitrani’s and Mr. Bothwell’s executive employment agreements executed in April 2018 (collectively referred to as the April 2018 Executive Employment Agreements) are summarized below:

April 2018 Executive Employment Agreements

General

Pursuant to Albert Mitrani’s April 2018 Executive Employment Agreement, Mr. Mitrani serves as the Company’s President and Chief Operating Officer. Mr. Mitrani’s base annual salary is $162,500, which shall accrue commencing on the Effective Date and shall be payable in equal semi-monthly installments, commencing May 1, 2018, in arrears. The base salary shall be reviewed at least annually by the Board and the Board may, but shall not be required to, increase the base salary during the Employment Term. Mr. Mitrani is also entitled to a commission on all sales attributable to him (i.e., excluding existing customers of the Company at the time of the Reorganization) at the rate of five percent (5%) of the “Net Sales” as defined in the agreement and an expense allowance of $5,000 per month.

Pursuant to Ian Bothwell’s April 2018 Executive Employment Agreement, Mr. Bothwell continues to serve as the Company’s Chief Financial Officer. Mr. Bothwell’s base annual salary is $162,500, which shall accrue commencing on the Effective Date and shall be payable in equal semi-monthly installments, commencing May 1, 2018, in arrears. The base salary shall be reviewed at least annually by the Board and the Board may, but shall not be required to, increase the base salary during the Employment Term. Mr. Bothwell has not been paid salary since July 2018.

Pursuant to Dr. Maria I. Mitrani’s April 2018 Executive Employment Agreement, Dr. Mitrani continues to serve as the Company’s Chief Science Officer. Dr. Mitrani’s base annual salary is $162,500, which shall accrue commencing on the Effective Date and shall be payable in equal semi-monthly installments, commencing May 1, 2018, in arrears. The base salary shall be reviewed at least annually by the Board and the Board may, but shall not be required to, increase the base salary during the Employment Term.

Term

The term of each of the April 2018 Executive Employment Agreements commences as of the Effective Date and continues until December 31, 2020 (Mr. Bothwell) or December 31, 2023 (Mr. Mitrani and Dr. Mitrani) (“Initial Term”), unless terminated earlier pursuant to the terms of the April 2018 Executive Employment Agreement; provided that on such expiration of the Initial Term, and each annual anniversary thereafter (such date and each annual anniversary thereof, a “Renewal Date”), the agreement shall be deemed to be automatically extended, upon the same terms and conditions, for successive periods of one year, unless either party provides written notice of its intention not to extend the term of the April 2018 Executive Employment Agreement at least 90 days’ prior to the applicable renewal Date. The period during which the Executive is employed by the Company hereunder is hereinafter referred to as the “Employment Term.”

Unpaid Advances

The Company was required to repay the unpaid advances subsequent to December 31, 2017, and the unreimbursed expenses incurred subsequent to December 31, 2017, on May 15, 2018. Such payments were not made as required.

Fringe Benefits and Perquisites

During the Employment Term, each Executive shall be entitled to fringe benefits and perquisites consistent with the practices of the Company, and to the extent the Company provides similar benefits or perquisites (or both) to similarly situated executives of the Company.

Termination

The Company may terminate the April 2018 Executive Employment Agreement at any time for good cause, as defined in the April 2018 Executive Employment Agreement, including, the Executive’s death, disability, Executive’s willful and intentional failure or refusal to follow reasonable instructions of the Company’s Board of Directors, reasonable and material policies, standards and regulations of the Company’s Board of Directors or management.

Amendments To The April 2018 Executive Employment Agreements

February 26, 2020 Amendment

On February 26, 2020, the Company agreed to modify the employment agreement of Mr. Ian T. Bothwell, the Company’s Chief Financial Officer to provide Mr. Bothwell with:

a)	an extension to his employment agreement dated April 13, 2018 from December 2020 to December 2023 consistent with other executives of the Company; and

b)	a one-time bonus in the form of a fully vested cashless warrant to purchase 7,500,000 shares of common stock of the Company, exercisable for ten years at an exercise price of $0.28 per share, the closing price of the common stock on the date of the grant.

April 25, 2020 Amendment

On April 25, 2020, the Company agreed to amend and revise the each of Albert Mitrani, Ian Bothwell and Dr. Maria I. Mitrani, (individually each of A. Mitrani, Bothwell and Dr. Mitrani are referred to as an “Executive” and collectively the “Executives”) April 2018 Executive Employment Agreements. The primary amended terms associated with the agreements for each Executive were substantially similar and consisted of the following:

Term:	An extension to the term of the employment agreements dated April 13, 2018 from December 31, 2023 to December 31, 2025.

Base Salary:	An increase in base annual salary from $162,500 to $300,000. The amended salary amount of $300,000 shall be retroactively adjusted to commence as of January 1, 2019. The increased annual salary of $137,500 (“Incremental Salary”) over the prior annual salary amount of $162,500 (“Original Base Salary”) shall only be paid only upon there being sufficient available cash. Beginning July 1, 2020, at the sole option of the Executive, any portion of unpaid Original Base Salary for periods after January 1, 2020, including unpaid bonus salary, may be converted by Executive into common stock at a conversion rate equal to the average trading price during the month in which the accrued salary pertains. For any unpaid Original Base Salary that existed prior to January 1, 2020, including unpaid bonus salary, the amounts may be converted at a conversion price using the closing trading price of the stock on the last trading day in December 2019.

Beginning December 1, 2020, at the sole option of the Executive, all unpaid Incremental Salary for periods after January 1, 2020 may be converted by the Executive into common stock at a conversion rate equal to the average trading price during the month in which the accrued salary pertains. For any unpaid Incremental Salary that existed prior to January 1, 2020, the amounts may be converted at a conversion price using the closing trading price of the stock on the last trading day in December 2019.

Until such time as the Executive elects to convert, the accrued and unpaid salary, including Original Base Salary and Incremental Salary shall remain an obligation of the Company.

Severance Provisions:

1.	Company termination without cause, Executive for good reason:

a)	All existing accrued obligations existing at time of termination shall be paid to Executive.

b)	Any unvested equity grants in favor of Executive shall immediately become fully vested and any pending grants pursuant to the MCPP eligible to be issued to Executive shall be granted to Executive, regardless of whether the associated milestone were achieved prior to termination,

c)	Executive shall be entitled to a cash payment equal to his unpaid base salary for the remaining term in effect at time of the time of the termination or an amount equal to four times (4x’s) the base salary in effect at the time of termination, whichever is greater,

d)	Executive shall be entitled to a cash payment equal to his 200% of the prior year’s cash or stock bonus (excluding any stock grants received pursuant to the MCPP).

2.	Change In Control: In the event of a Change in Control and the Executive’s employment agreement is not extended for period of five years from the date of the Change in Control with all other terms and conditions of the agreement remaining the same, then the Executive may terminate the agreement for good reason and all respective severance terms as provided for a termination by Executive for good reason described in clause 1 above shall be provided to Executive.

3.	Executive termination due to disability, death, or non-renewal by Company:

a)	All existing accrued obligations existing at time of termination shall be paid to Executive.

b)	Any unvested equity grants in favor of Executive shall immediately become fully vested and any pending grants pursuant to the MCPP eligible to be issued to Executive shall be granted to Executive, regardless of whether the associated milestone were achieved prior to termination.

c)	Executive shall be entitled to a cash payment equal to 299% of Executive’s base salary in effect at the time of termination, plus a gross up amount to cover Executive’s tax liability associated with such payment.

d)	200% of the prior year’s cash or stock bonus (excluding MCPP performance stock grants).

June 29, 2020 Amendment

On June 29, 2020, the board of directors of the Company (“Board”) agreed to further amend and revise the April 2018 Executive Employment Agreements for each of Executives. The primary amended terms associated with the agreements for each Executive were substantially similar and consisted of the following:

Base Salary:	An increase in the Executives annual base annual salary upon such time that the Company achieves monthly revenues in the amounts provided below, provided such monthly revenue increase occurs for four consecutive months. Upon the achievement of the defined salary milestone, the salary adjustment will be retroactive to the first month in which the salary threshold was met. Any adjustment pursuant to this provision shall not be reduced for any future reduction in revenues that may occur.

Monthly Revenues (in millions)	Base Salary Increase
$1.00	$130,000
$1.50	$200,000
$2.00	$275,000
$3.50	$630,000
$5.00	$900,000

Bonuses

On February 26, 2020, pursuant to the respective employment agreements with each of the Company’s executive officers, the Board granted each of Mr. Albert Mitrani, Dr. Maria Mitrani and Mr. Ian Bothwell a cash bonus of $37,500 for the calendar year ended December 31, 2019. Effective December 21, 2020, the Company granted a bonus of $50,000 and 15,000,000 shares of common stock of the Company each to Mr. Mitrani, Dr. Mitrani and Mr. Bothwell (see Note 10).

Advisor Agreement

Effective May 15, 2020 (“Effective Date”), the Company entered into a one-year agreement (“Advisor Agreement”) with an individual to provide financial advisory services to the Company (“Advisor”). The Advisor Agreement is subject to successive, automatic one (1) year extensions unless either party has given the other 30- day written notice prior to the expiration of then in effect termination date, of their desire not to renew the Advisor Agreement. As the compensation for Advisor’s services and his fulfillment of all obligations under the agreement the Company agreed to issue the Advisor 1,000,000 shares of common stock (“Stock Grant”), of which 250,000 shares shall be fully vested as of the Effective Date, 250,000 shares vest on the sixth month anniversary of the Effective Date, 250,000 shares vest on the ninth month anniversary of the Effective Date and 250,000 shares vest on the twelfth month anniversary of the Effective Date, provided however that the Advisor Agreement is in full effect during such vesting period(s) for the respective portion of the Stock Grant. In addition, Company agreed to grant 3-year warrants to the Advisor to purchase 6,000,000 shares of common stock of the Company at a purchase price of $0.04 per share (“Warrants”), of which Warrants to purchase 2,000,000 unrestricted shares shall be vested upon the Effective Date of the Advisor Agreement and 2,000,000 and 2,000,000 of the remaining Warrants shall vest on the eighteenth month and thirtieth month anniversary of the Effective Date of the Advisor agreement, respectively, provided however that the Advisor Agreement is in full effect during the applicable vesting period(s) for the respective portion of the grant. The Advisor Agreement may be terminated by the Company based on Advisor’s breach of any of the terms of the Advisor Agreement, the Company’s determination that Advisor is not meeting the desired objectives or if either party provides notice of the desire not to renew the Advisor Agreement upon expiration. During October 2020, the Company terminated the agreement with the Advisor as provided for under the advisor agreement. The unvested portion of the Stock Grant and Warrants as of the termination date were cancelled.

Sales Executives

On January 6, 2020, the Company entered into employment agreements with two individuals (“Sales Executives”), each to serve as a Vice President – Global Sales and Marketing. The terms of each Sales Executive employment agreement are identical (“VP Agreements”). The initial term of the VP agreements are for three years and provide for automatic annual renewals thereafter, unless either party provides 90-day written notice prior to expiration of the then current term. The VP Agreements may also be terminated by the Company beginning June 30, 2020 in the event the Sales Executive fails to meet certain defined minimum revenue growth milestones. The Sales Executives will receive compensation in the form of monthly salary of $18,000 and a quarterly override during the calendar year 2020 based on revenues earned by the Company during each quarterly period that exceed $600,000 (“Override Threshold”) beginning for the quarter ended June 30, 2020. The VP Agreements also require the Sales Executives and the Company to mutually agree on the Override Threshold for calendar years 2021 and 2022 to be eligible for the Override Threshold for those years, which has yet to be agreed to.

Upon execution of the VP Agreements, each of the Sales Executives were granted 1,000,000 shares of unregistered common stock of the Company valued at $0.035 per share, the closing price of the common stock of the Company on the grant date. The VP Agreements also provide each Sales Executives the right to receive a minimum of 750,000 shares of common stock at the end of each quarterly anniversary of the VP Agreements throughout the Initial Term (maximum 9,000,000 shares) (“Performance Shares”), provided that the VP Agreements remain in effect during the applicable quarterly period.

Consultant Agreements

Effective March 30, 2020 (the “Effective Date”), the Company entered into a consulting agreement (“Agreement”) with Assure Immune L.L.C. (the “Consultant”) for an initial term of one year (the “Initial Term”) with automatic renewals for two (2) additional annual periods (each a “Renewal Term,” and together with the “Initial Term,” the “Term”), unless written notice is provided by either party at least 45 days prior to the applicable termination date. Neither party provided written notice within the specified deadlines to terminate upon expiration of the Initial Term and as a result the Term has been extended to March 30, 2022. Under the Agreement, the Consultant will provide the Company during the Term with expertise, experience, advice and direction associated with the critical functional executive level roles of the Company as it relates to the oversight and management of the Company’s regulatory, research and development and laboratory operations, consistent with the Company’s corporate mission and strategies and subject to the resource limitations of the Company. In connection with the Agreement, the Consultants will receive monthly fees of $30,000 during the Initial Term and monthly consulting fees of $35,000 during the first Renewal Term and $40,000 during the second Renewal Terms, if any. In addition. the Company agreed to issue to the Consultant or its designees 12,000,000 shares of common stock of the Company (“Shares”), 50% of which Shares vest as of the Effective Date and balance of which Shares vest upon the six-month anniversary of the Effective Date. The Agreement also provides that upon the commencement of each Renewal Term, if any, the Consultant will receive up to 6,000,000 additional Shares, 50% of which Shares will vest on the commencement date of the Renewal Term and the balance of which additional Shares will vest on the six (6) month anniversary of such date. In connection with the Agreement, the Consultant (and its principals) are obligated to comply with customary confidentiality, non-compete and non-solicitation covenants and have agreed that all intellectual property developed during the term of the Agreement shall remain the property of the Company. In addition to the Shares to be issued above, the Consultant or its designees will be entitled to participate in the Company’s Management and Consultants Performance Stock Plan (the “MCPP”), more fully described in Note 10.

Effective March 29, 2021, the Company and the Consultant entered into an amendment to the Agreement (“Amendment”). Under the terms of the Amendment, the initial term of the Agreement was extended for an additional 2 years and the terms for eligibility of the Consultants to receive future grants of stock above those stock issuances granted as of the date of the Amendment based on achievement of certain future milestones previously provided for in the Agreement were eliminated. In addition, the Amendment provided additional terms in connection with termination of the Agreement. Under the terms of the Amendment, the Consultant received an additional 20,000,000 shares of common stock that vest 50% upon execution of the Amendment and 50% on the sooner of (1) December 31, 2021 or (2) upon the approval of both of the Company’s IND’s to be submitted for Osteoarthritis and COVID 19 “Long Hauler”.

During October 2020, the Company entered into a consulting agreement with a third party to provide consulting services in connection with the development of international research and development, sales and distribution and investment opportunities. As consideration for agreeing to provide the consulting services to the Company, the Company has agreed to pay the consultants a minimum of $12,500 per month for the first three months of the agreement and to issue up to 5,000,000 shares of restricted common stock (valued at $0.175 per share, the closing price of the common stock of the Company on the grant date), based on successful performance of defined milestones. The agreement could be terminated on the third month anniversary of the agreement or later with or without cause. The Company notified the consultant prior to the third month anniversary that it was going to terminate the agreement on third month anniversary unless mutually agreed upon amendments to the agreement were completed. The parties never formally reached any arrangement regarding the future amendments (see Legal Matters below).

Preparation of IRB, Pre-IND, IND Protocols for Clinical Applications and Clinical Trial Initiation and Monitoring:

In connection with the Company’s ongoing research and development efforts and the Company’s efforts to meet compliance with current and anticipated United States Food and Drug Administration (“FDA”) regulations expected to be enforced beginning in May 2021 pertaining to marketing traditional biologics and human cells, tissues and cellular and tissue based products that fall under Section 351 of the Public Health Services Act (“HCT/Ps”), the Company has applied for and received Investigation New Drug (“IND”) approval from the FDA to commence clinical trials in connection with the use of the Company’s products and related treatment protocols for specific indications. The ability to successfully complete the above efforts will be dependent on the actual outcomes in connection with the use of the Company’s products and related treatment protocols for each clinical trial, the Company’s ability to timely enroll patients and fund the required payments and complete the applicable clinical trials, which is subject to available working capital generated from operations, financing arrangements with the third-party vendors involved in the studies and/or from additional debt and/or equity financings as well as the ultimate approval from the FDA.

CRO Agreement 1 and CRO Agreement 2

During November 2020, the Company entered into an agreement with a third-party contract research organization (“CRO”) to provide ongoing clinical research related services in connection with a planned future clinical trial (“CRO Agreement 1”). In connection with the CRO Agreement 1, the Company was obligated to make payments of approximately $778,000 plus pass through costs and other third-party direct costs during the term of clinical trial expected to run until September 2021. In connection with the CRO Agreement 1, the Company was obligated to pay in accordance with defined completed milestones, beginning with approximately $195,524 upon work order execution.

During January 2021, the Company entered into an additional agreement with the CRO to provide ongoing clinical research related services in connection with a planned future clinical trial (“CRO Agreement 2”). In connection with the CRO Agreement 2, the Company was obligated to payments of approximately $477,000 plus pass through costs and other third-party direct costs during the term of clinical trial expected to run until August 2021. In connection with the CRO Agreement 2, the Company was obligated to pay in accordance with defined completed milestones, beginning with approximately $147,000 upon work order execution.

During February 2021, the Company provided notice to the CRO that it was terminating the engagement of the CRO in connection with the two above-described projects as a result of the significant increases in projected trial costs over the originally contracted amounts. On July 29, 2021, the parties reached a settlement agreement and general release in connection with termination of both of the agreements and all remaining past due amounts of $265,000 whereby the Company paid the CRO $100,000 and the Company was fully released from paying the remaining unpaid invoiced amounts of $145,000. For the year ended October 31, 2021, the Company has recorded approximately $390,000, net of expenses in connection with services performed by the CRO up through the date the projects were terminated.

New CRO Agreements

During August 2021, October 2021, and December 2021, the Company entered into agreements with a new CRO to provide ongoing clinical research and related services in connection with three of the Company’s approved clinical research trials (“New CRO Agreements”). In connection with the New CRO Agreements, the Company is obligated to make aggregate payments to the CRO of approximately $1,700,000 plus estimated aggregate pass through costs and other third-party direct costs of approximately $565,000 as well as site and patient related costs. In connection with the CRO payments, the Company is obligated the to pay in equal monthly installments over the term of the clinical trial beginning on the commencement of the applicable clinical trial. Payments for the pass through costs and other third-party direct costs as well as site and patient related costs are paid in accordance with completion of agreed upon milestones.

Contingent Convertible Obligations Into Equity Securities

Obligations Due Under Executive Employment Agreements

Beginning July 1, 2020, at the sole option of the Executive, any portion of unpaid Original Base Salary for periods after January 1, 2020, including unpaid bonus salary, may be converted by Executive into common stock at a conversion rate equal to the average trading price during the month in which the accrued salary pertains. For any unpaid Original Base Salary that existed prior to January 1, 2020, including unpaid bonus salary, the amounts may be converted at a conversion price using the closing trading price of the stock on the last trading day in December 2019.

Beginning December 1, 2020, at the sole option of the Executive, all unpaid Incremental Salary for periods after January 1, 2020 may be converted by the Executive into common stock at a conversion rate equal to the average trading price during the month in which the accrued salary pertains. For any unpaid Incremental Salary that existed prior to January 1, 2020, the amounts may be converted at a conversion price using the closing trading price of the stock on the last trading day in December 2019.

None of the Executives have yet to elect to convert any portion of their unpaid Original Base Salary.

As of October 31, 2021, there was approximately $721,000 of unpaid Original Base Salary and Incremental Salary related to the period prior to December 31, 2019 and approximately $760,000 of unpaid Original Base Salary and Incremental Salary related to the period January 1, 2020 through October 31, 2021, that could be converted in the future into approximately 35,685,000 shares of common stock (weighted average conversion price of $0.042 per share).

Leases

Ethan NY

On September 3, 2015, Ethan NY entered into a five-year lease agreement (“Ethan Lease”) for a store located in New York City, New York. The Ethan Lease commenced on October 1, 2015. Under the terms of the Ethan Lease, minimum monthly lease payments of $9,500 per month were to commence in December 2015 through October 2020. During June 2016, Ethan NY exited from its leased premises. Ethan NY did not make any of the required minimum monthly lease payments as required. The total amount of minimum lease payments that Ethan NY is obligated to pay pursuant to this 5-year lease is $586,242 (excluding late fees and interest provided for under the Ethan Lease).

All of Ethan NY’s obligations under the Ethan Lease are recourse only to the assets at Ethan NY, except for certain obligations under the Ethan Lease that were guaranteed by a former employee. Under the terms of the Ethan Lease, the obligations of Ethan NY for future rents are to be mitigated based on the amount of any future rents that are received for the rental of the leased premises to other tenants during the initial term. During August 2016, Ethan NY received confirmation that the leased premises had been leased to another tenant. In connection with the termination of the Ethan Lease, Ethan NY has made several unsuccessful attempts to contact the landlord for the purpose of obtaining a settlement and release for any amounts that the landlord may claim are owing under the Ethan Lease, if any. Ethan NY is not aware of any claim pending or threatened in connection with the Ethan Lease. At October 31, 2021 and 2020, Ethan NY has recorded in liabilities of discontinued operations the amount of rent obligations through June 30, 2016 and a reserve for estimated losses in connection with termination of the Ethan Lease of $101,905 and $101,905, respectively. In New York State, the statute of limitations for filing a breach of contract claim is 6 years.

Legal Matters

On June 17, 2021, Organicell received a subpoena dated June 14, 2021, from the Atlanta Regional Office of the SEC requiring the production of certain documents and communications in connection with the treatment and results of various COVID-19 patients, as discussed in the Company’s Current Reports on Form 8-K filed with the SEC during the period from May 27, 2020 through May 11, 2021. The Company is fully cooperating with the SEC’s investigation and believes that it will be able to provide all of the information requested by the SEC. The Company can make no assurances as to the time or resources that will need to be devoted to this investigation or its final outcome, or the impact, if any, of this investigation or any proceedings on the Company’s current business, financial condition, results of operations, cash flows, or the Company’s future operations.

On August 17, 2021, the Company was served with a summons and complaint by LAE International Consulting, LLC (“LAE”), in the case styled LAE International Consulting, LLC v. Organicell Regenerative Medicine, Inc. et al., Case No. 2021-018461-CA-01 (In the Circuit Court of the 11th Judicial Circuit in and for Miami Dade County, Florida) (the “Lawsuit”). Albert Mitrani, Mari Mitrani and Ian Bothwell (the “Individual Defendants”) are also named as defendants in the Lawsuit. In the Lawsuit, LAE alleges breach of contract, unjust enrichment, violation of Florida’s Unfair and Deceptive Trade Practices Act, breach of obligation of good faith and fair dealing, negligent misrepresentation and fraudulent misrepresentation in connection with a prior consulting agreement entered into between the Company and LAE. Prior to institution of the Lawsuit, the Company terminated the consulting agreement. In the Lawsuit, LAE is seeking judgment for compensatory damages, interest, costs, and attorneys’ fees. The Company denies any wrongdoing and responsibility in connection with the Lawsuit, and believes it has strong defenses to the Lawsuit. Although the Lawsuit is in its early stages, the Company and the Individual Defendants have filed motions to dismiss due to, among other things, (a) that the consulting agreement expressly negates LAE’s claims; (b) there was, in fact, no breach of contract by the Company; (c) LAE provides no grounds, and cannot provide any grounds, for its barebones claims that the Company and Individual Defendants induced LAE into a contract that they did not intend to perform; (d) many of the claims against the Individual Defendants do not exist as a matter of law; and (e) technical deficiencies in the complaint itself The Company is awaiting a ruling on the motion, and the Individual Defendants’ motion to dismiss will be set for hearing in due course.

In addition to the foregoing, from time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in any such matter may harm our business.